Provisions	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Provisions [Text Block]

20Provisions

Philips Group

Provisions

in millions of EUR

	2019			2020
	long-term	short-term	total	long-term	short-term	total
Post-employment benefit1)	824		824	751		751
Product warranty	38	172	210	28	139	167
Environmental provisions	145	25	170	162	21	183
Restructuring-related provisions	31	125	156	17	100	117
Legal provisions	14	40	55	19	53	72
Contingent consideration provisions	245	108	354	203	114	318
Other provisions	305	86	392	279	93	372
Provisions	1,603	556	2,159	1,458	522	1,980
1)For more details refer to Post-employment benefits.

Assurance-type product warranty

The provisions for assurance-type product warranty reflect the estimated costs of replacement and free-of-charge services that will be incurred by the company with respect to products sold.

The company expects the provisions to be utilized mainly within the next year.

Philips Group

Provisions for assurance-type product warranty

in millions of EUR

	2018	2019	2020
Balance as of January 1	201	190	210
Changes:
Additions	248	291	239
Utilizations	(261)	(274)	(270)
Translation differences and other	2	3	(12)
Balance as of December 31	190	210	167

Environmental provisions

The environmental provisions include accrued costs recorded with respect to environmental remediation in various countries. In the United States, subsidiaries of the company have been named as potentially responsible parties in state and federal proceedings for the clean-up of certain sites.

Provisions for environmental remediation can change significantly due to the emergence of additional information regarding the extent or nature of the contamination, the need to utilize alternative technologies, actions by regulatory authorities as well as changes in judgments and discount rates.

Approximately EUR 91 million of the long-term provision is expected to be utilized after one to five years, with the remainder after five years. For more details on the environmental remediation reference is made to Contingent assets and liabilities.

Philips Group

Environmental provisions

in millions of EUR

	2018	2019	2020
Balance as of January 1	160	144	170
Changes:
Additions	23	20	9
Utilizations	(15)	(18)	(16)
Releases	(4)	(1)	-
Changes in discount rate	(28)	9	37
Accretion	5	5	3
Translation differences and other	4	12	(19)
Balance as of December 31	144	170	183

The additions and the releases of the provisions originate from additional insights in relation to factors like the estimated cost of remediation, changes in regulatory requirements and efficiencies in completion of various site work phases.

Restructuring-related provisions

Philips Group

Restructuring-related provisions

in millions of EUR

	Jan. 1, 2020	additions	utilizations	releases	other changes	Dec. 31, 2020
Diagnosis & Treatment	61	36	(47)	(16)	(1)	33
Connected Care	28	17	(21)	(5)	(2)	17
Personal Health	25	30	(22)	(3)	(1)	28
Other	42	35	(31)	(7)	-	38
Philips Group	156	118	(122)	(32)	(4)	117

In 2020, the most significant restructuring projects impacted Diagnostic & Treatment and Other businesses and mainly took place in the Netherlands, US and Germany. The restructuring comprised mainly product portfolio rationalization and the reorganization of global support functions.

The company expects the provisions to be utilized mainly within the next year.

2019

In 2019, the most significant restructuring projects impacted Diagnostic & Treatment and Other businesses and mainly took place in the Netherlands, US and Germany.

The movements in the provisions for restructuring in 2019 are presented by segment as follows:

Philips Group

Restructuring-related provision

in millions of EUR

	Jan. 1, 2019	additions	utilizations	releases	other changes	Dec. 31, 2019
Diagnosis & Treatment	57	51	(37)	(10)	-	61
Connected Care	22	33	(16)	(9)	(2)	28
Personal Health	9	33	(12)	(4)	-	25
Other	26	57	(31)	(11)	-	42
Philips Group	114	175	(97)	(34)	(1)	156
2018

In 2018, the most significant restructuring projects impacted Diagnosis & Treatment, Connected Care & Health Informatics and Other businesses and mainly took place in the US, Germany and Netherlands.

The movements in the provisions for restructuring in 2018 are presented by segment as follows:

Philips Group

Restructuring-related provisions

in millions of EUR

	Jan. 1, 2018	additions	utilizations	releases	Dec. 31, 2018
Diagnosis & Treatment	45	62	(38)	(12)	57
Connected Care	15	24	(10)	(8)	22
Personal Health	6	8	(5)	(1)	9
Other	45	42	(45)	(16)	26
Philips Group	112	136	(98)	(37)	114

Legal provisions

The company and certain of its group companies and former group companies are involved as a party in legal proceedings, including regulatory and other governmental proceedings.

Philips Group

Legal provisions

in millions of EUR

	2018	2019	2020
Balance as of January 1	50	26	55
Changes:
Additions	17	69	72
Utilizations	(29)	(36)	(45)
Releases	(11)	(6)	(6)
Accretion	2	2	1
Translation differences and other	(3)	-	(5)
Balance as of December 31	26	55	72
The most significant proceedings

The majority of the movements in the above schedule are related to the Cathode Ray Tube (CRT) antitrust litigation and investigation with the Italian Competition Authority (ICA).

Italian Competition Authority (ICA) investigation

In 2020, the company recorded a legal provision in relation to an investigation initiated by the Italian Competition authority in February 2018. The investigation focusses on whether the company and certain other healthcare companies violated antitrust laws in the maintenance services aftermarket for medical diagnostic imaging devices.

Cathode Ray Tube (CRT) antitrust litigation

In 2020 and 2018, the majority of the movements in relation to the CRT antitrust litigation were utilizations due to the transfer to other liabilities for which the company was able to reach a settlement. These settlements were subsequently paid out during the year or in the respective following year.

 For more details, refer to Contingent assets and liabilities.

The company expects the provisions to be utilized mainly within the next three years.

Contingent consideration provisions

Philips Group

Contingent consideration provisions

in millions of EUR

	2018	2019	2020
Balance as of January 1	66	409	354
Acquisitions	366	6	70
Utilizations	(48)	(44)	(14)
FV changes	26	(17)	(93)
Balance as of December 31	409	354	318

The provision for contingent consideration reflects the fair value of the expected payment to former shareholders of an acquiree for the exchange of control if specified future events occur or conditions are met, such as the achievement of certain regulatory milestones or the achievement of certain commercial milestones. The provision for contingent consideration can change significantly due to changes in the estimated achievement of milestones and changes in discount rates.

In 2020, the acquisitions through business combinations consists of a provision for contingent consideration of EUR 70 million relating to the acquisition of Intact Vascular.

EPD

In 2020, revisions to EPD’s forecast due to delays in commercialization caused by the need to do more work on the maturity of the technology, resulted in a EUR 101 million decrease in the fair value of the respective contingent consideration liability and is reflected in Other business income. For more details of the EPD contingent consideration refer to Fair value of financial assets and liabilities.

In 2018, the acquisitions through business combinations mainly consisted of a provision for contingent consideration of EUR 239 million relating to the acquisition of EPD.

The company expects the provisions to be utilized mainly within the next three years.

Other provisions

Philips Group

Other provisions

in millions of EUR

	2018	2019	2020
Closing balance as of December 31	499	432	392
IFRS 16 adjustment		(6)
Opening balance as of January 1	499	426	392
Changes:
Additions	169	143	161
Utilizations	(178)	(127)	(109)
Releases	(57)	(61)	(49)
Accretion	2	1	(1)
Translation differences and other	(3)	10	(21)
Balance as of December 31	432	392	372

The main elements of other provisions are:

  provisions for possible taxes/social security of EUR 39 million (2019: EUR 46 million);
  provisions for onerous contracts of EUR 24 million (2019: EUR 0 million), reflecting non-cancellable commitments on supplies for which no future demand or alternative usage has been identified, primarily caused by volatility in demand due to COVID-19. For more details reference is made to COVID-19.
  provisions for employee jubilee funds EUR 92 million (2019: EUR 82 million);
  self-insurance provisions of EUR 45 million (2019: EUR 47 million);
  provisions for decommissioning costs of EUR 30 million (2019: EUR 33 million);
  provisions for rights of return of EUR 36 million (2019: EUR 40 million);
  the releases in 2018, 2019 and 2020 are due to the reassessment of the positions in other provisions throughout the year;
  the remaining provisions relate to a variety of positions, for example provision for disability of employees and provision for royalty obligations.

The company expects the provisions to be utilized mainly within the next five years, except for:

  provisions for employee jubilee funds of which half is expected to be utilized after five years;
  provisions for decommissioning costs of which half is expected to be utilized after five years;
  provisions for rights of return to be utilized mainly within the next year.